Business Operations and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Stock split description			In May 2016, we received shareholder and board approval for a name change to Vitality Biopharma, Inc., an exchange of one (1) share of the Company’s common stock for each 10 shares of common stock outstanding or exercisable under any outstanding warrants or option agreements
Common stock, shares authorized	1,000,000,000		1,000,000,000	1,000,000,000
Net loss	$ 1,106,353	$ 439,405	$ 5,219,380	$ 141,325
Net cash used in operating activities	622,164	$ 339,982	1,384,697	1,685,841
Allowance for doubtful accounts receivable			50,500	17,500
Fair value of derivative liabilities	$ 265,403		$ 240,791	$ 401,127
Minimum [Member]
Common stock, shares authorized			525,000,000
Maximum [Member]
Common stock, shares authorized			1,000,000,000